INTANGIBLE ASSETS - Roll Forward of the Partnership’s Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 1,054	$ 966
Disposals	(2)	1
Amortization	(14)	(29)
Foreign currency translation	(7)	49
Other	0	(2)
Balance, end of period	1,041	1,054
Acquisitions
Reconciliation of changes in intangible assets other than goodwill [abstract]
Acquisitions through business combinations, intangible assets other than goodwill	10	9
Acquisition of Foreign Investments
Reconciliation of changes in intangible assets other than goodwill [abstract]
Acquisitions through business combinations, intangible assets other than goodwill	$ 0	$ 60